Related Party Transactions - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended				3 Months Ended							1 Months Ended						9 Months Ended			1 Months Ended											1 Months Ended							9 Months Ended				12 Months Ended			9 Months Ended		12 Months Ended															9 Months Ended				12 Months Ended									12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended									12 Months Ended																				12 Months Ended		1 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended												1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 20, 2012	Mar. 31, 2009 Alt-A residential mortgage-backed securities	Dec. 31, 2012 ING U.S., Inc.		Dec. 31, 2012 Security Life of Denver International Limited		Dec. 31, 2012 ING U.S., Inc. / Security Life of Denver International Limited		May 08, 2013 Security Life of Denver International Limited	Dec. 31, 2006 Loan Agreement 2006 Number 1 [Member]	Dec. 31, 2006 Loan Agreement 2006 Number 2 [Member]	Dec. 31, 2008 Loan Agreement 2008 Number 1 [Member]	Dec. 31, 2008 Loan Agreement 2008 Number 2 [Member]	Dec. 31, 2000 Loan Agreement 2000 [Member]	Sep. 30, 2013 2.54% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016	Sep. 30, 2012 2.54% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016	Dec. 31, 2012 2.54% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016	Jun. 05, 2013 2.54% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016 Notes Payable	Dec. 31, 2012 2.54% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016 Notes Payable	Aug. 13, 2012 2.54% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016 Notes Payable	Apr. 20, 2012 A 2010 Syndicated Facility [Member]	Dec. 31, 2011 A 2010 Syndicated Facility [Member]	May 04, 2010 A 2010 Syndicated Facility [Member]	May 04, 2010 A 2010 Syndicated Facility [Member] ING V	Jun. 22, 2012 Bilateral Facility ING V	Apr. 20, 2012 Revolving Credit Agreement	Sep. 30, 2013 Unsecured and Committed	Dec. 31, 2012 Unsecured and Committed	May 14, 2013 Unsecured and Committed ING U.S., Inc.	Sep. 30, 2013 Unsecured and Committed ING U.S., Inc.		Sep. 30, 2013 Unsecured and Committed Security Life of Denver International Limited		Sep. 30, 2013 Unsecured and Committed ING U.S., Inc. / Security Life of Denver International Limited	Sep. 30, 2013 Letter of Credit	Sep. 30, 2013 ING Bank N.V.		Sep. 30, 2012 ING Bank N.V.		Dec. 31, 2012 ING Bank N.V.	Dec. 31, 2011 ING Bank N.V.	Dec. 31, 2010 ING Bank N.V.	Sep. 30, 2013 ING Bank N.V. Senior Unsecured Credit Facility	Sep. 30, 2012 ING Bank N.V. Senior Unsecured Credit Facility	Dec. 31, 2012 ING Bank N.V. Senior Unsecured Credit Facility	Dec. 31, 2011 ING Bank N.V. Senior Unsecured Credit Facility	Dec. 31, 2010 ING Bank N.V. Senior Unsecured Credit Facility	Dec. 31, 2011 ING Bank N.V. A 2010 Syndicated Facility [Member]	May 04, 2010 ING Bank N.V. A 2010 Syndicated Facility [Member]	Dec. 31, 2012 ING Bank N.V. Bilateral Facility	Jun. 22, 2012 ING Bank N.V. Bilateral Facility	Dec. 31, 2011 ING Bank N.V. Bilateral Facility	Jul. 01, 2011 ING Bank N.V. Bilateral Facility	May 04, 2010 ING Bank N.V. Bilateral Facility	Oct. 04, 2012 ING Bank N.V. Bilateral Facility Extended Maturity Agreement	Dec. 31, 2011 ING Bank N.V. Bilateral Facility Extended Maturity Agreement	Dec. 31, 2011 ING Bank N.V. Bilateral Facility ING V	Apr. 20, 2012 ING Bank N.V. Revolving Credit Agreement	Oct. 30, 2013 ING Bank N.V. Letter of Credit Subsequent Event ING Bank / Security Life of Denver International Limited	Sep. 30, 2013 ING V		Sep. 30, 2012 ING V		Dec. 31, 2012 ING V	Dec. 31, 2011 ING V	Dec. 31, 2010 ING V	Dec. 31, 2011 ING V Facility Loan Agreement	Dec. 31, 2010 ING V Facility Loan Agreement	Dec. 31, 2012 ING V Loan Agreement 2007 [Member] Notes Payable	Dec. 31, 2011 ING V Loan Agreement 2007 [Member] Notes Payable	Dec. 31, 2010 ING V Loan Agreement 2007 [Member] Notes Payable	Dec. 31, 2007 ING V Loan Agreement 2007 [Member] Notes Payable	Dec. 31, 2010 ING V Loan Agreement 2006 Number 1 [Member] Notes Payable	Dec. 31, 2006 ING V Loan Agreement 2006 Number 1 [Member] Notes Payable	Dec. 31, 2010 ING V Loan Agreement 2006 Number 2 [Member] Notes Payable	Dec. 31, 2006 ING V Loan Agreement 2006 Number 2 [Member] Notes Payable	Dec. 31, 2010 ING V Loan Agreement 2008 Number 1 [Member] Notes Payable	Dec. 31, 2008 ING V Loan Agreement 2008 Number 1 [Member] Notes Payable	Dec. 31, 2010 ING V Loan Agreement 2008 Number 2 [Member] Notes Payable	Dec. 31, 2008 ING V Loan Agreement 2008 Number 2 [Member] Notes Payable	Dec. 31, 2010 ING V Loan Agreement 2000 [Member] Notes Payable	Dec. 31, 2000 ING V Loan Agreement 2000 [Member] Notes Payable	Sep. 30, 2013 ING Bank and ING V	Sep. 30, 2012 ING Bank and ING V	Dec. 31, 2012 ING Bank and ING V	Dec. 31, 2011 ING Bank and ING V	Dec. 31, 2010 ING Bank and ING V	Sep. 30, 2013 ING Bank and ING V Interest Rate Swap	Dec. 31, 2012 ING Bank and ING V Interest Rate Swap	Dec. 31, 2011 ING Bank and ING V Interest Rate Swap	Sep. 30, 2013 ING Bank and ING V Equity options	Dec. 31, 2012 ING Bank and ING V Equity options	Dec. 31, 2011 ING Bank and ING V Equity options	Dec. 31, 2012 ING Investment Management LLC	Dec. 31, 2011 ING Investment Management LLC	Dec. 31, 2010 ING Investment Management LLC	Dec. 31, 2012 ING Investment Management LLC Manage Co Manage And Distribute Investment Products	Dec. 31, 2011 ING Investment Management LLC Manage Co Manage And Distribute Investment Products	Dec. 31, 2010 ING Investment Management LLC Manage Co Manage And Distribute Investment Products	Dec. 31, 2012 ING Investment Management LLC Sale Of Offshore And Closed End Funds Distribution Fees [Member]	Dec. 31, 2011 ING Investment Management LLC Sale Of Offshore And Closed End Funds Distribution Fees [Member]	Dec. 31, 2010 ING Investment Management LLC Sale Of Offshore And Closed End Funds Distribution Fees [Member]	Dec. 31, 2012 ING Investment Management LLC Sub Advisory Fees [Member]	Dec. 31, 2011 ING Investment Management LLC Sub Advisory Fees [Member]	Dec. 31, 2010 ING Investment Management LLC Sub Advisory Fees [Member]	Dec. 31, 2012 ING Investment Management LLC It Support Management Oversight Risk Management Procurement Services And Trade Processing	Dec. 31, 2011 ING Investment Management LLC It Support Management Oversight Risk Management Procurement Services And Trade Processing	Dec. 31, 2010 ING Investment Management LLC It Support Management Oversight Risk Management Procurement Services And Trade Processing	Dec. 31, 2012 ING Investment Management LLC Staff And Project Costs [Member]	Dec. 31, 2011 ING Investment Management LLC Staff And Project Costs [Member]	Dec. 31, 2010 ING Investment Management LLC Staff And Project Costs [Member]	Dec. 31, 2012 Other Affiliates	Dec. 31, 2011 Other Affiliates	Dec. 31, 2012 ING Bank	Dec. 31, 2011 ING Bank	May 18, 2011 ING Bank Funding Agreement	Dec. 31, 2011 ING Bank Funding Agreement	Dec. 31, 2010 ING Bank Funding Agreement	Apr. 09, 2009 ING Bank Funding Agreement	Sep. 30, 2013 ING Group	Sep. 30, 2012 ING Group	Dec. 31, 2012 ING Group	Dec. 31, 2011 ING Group	Dec. 31, 2010 ING Group	Dec. 31, 2011 Latin America Affiliates	Dec. 31, 2010 Latin America Affiliates	Jan. 26, 2012 Ing Support Holding Alt-A residential mortgage-backed securities	Dec. 31, 2011 Ing Support Holding Alt-A residential mortgage-backed securities	Dec. 31, 2010 Ing Support Holding Alt-A residential mortgage-backed securities	Mar. 31, 2009 Ing Support Holding Alt-A residential mortgage-backed securities	Jan. 26, 2009 Ing Support Holding Alt-A residential mortgage-backed securities	Mar. 31, 2009 Ing Direct Bancorp Alt-A residential mortgage-backed securities	Jan. 26, 2009 Ing Direct Bancorp Alt-A residential mortgage-backed securities	Jan. 26, 2009 Ing Direct Bancorp Alt-A residential mortgage-backed securities Portfolio Purchase 80	Jan. 26, 2009 Ing Direct Bancorp Alt-A residential mortgage-backed securities Portfolio Purchase 20
Related Party Transaction [Line Items]
Due to affiliate	$ 8,200,000		$ 536,700,000	$ 517,900,000																																					$ 5,100,000				$ 33,600,000	$ 14,700,000		$ 4,400,000		$ 18,400,000	$ 8,900,000														$ 200,000				$ 501,900,000	$ 502,100,000																																																							$ 900,000		$ 100,000
Expense incurred	64,700,000	101,100,000	134,200,000	204,800,000	297,800,000																																				34,100,000	[1]	85,000,000	[1]	104,600,000	67,100,000	91,000,000	33,000,000	78,500,000	98,200,000	43,700,000	62,600,000													6,000,000	[1]	9,900,000	[1]	13,500,000	38,900,000	115,200,000																												8,800,000	17,800,000	21,900,000							12,300,000	23,100,000	26,800,000				400,000	2,900,000	9,100,000									13,700,000	2,800,000	8,200,000	78,100,000	78,300,000	24,600,000	18,000,000
Utilization	7,389,100,000		8,191,300,000					1,953,800,000	[2]	825,000,000	[2]	225,600,000	[3]																			6,876,700,000			2,578,700,000	[4]	825,000,000	[4],[5]	225,600,000	330,000,000					825,000,000	825,000,000	825,000,000
Capacity	9,363,900,000		12,628,300,000					3,500,000,000	[2]	825,000,000	[2]	300,000,000	[3]															2,500,000,000	2,500,000,000	2,300,000,000	3,500,000,000	8,846,200,000	8,946,200,000		3,500,000,000	[4]	825,000,000	[4],[5]	300,000,000												1,500,000,000			570,000,000		2,300,000,000	1,605,000,000	625,000,000	2,450,000,000	300,000,000	1,575,000,000	1,605,000,000	250,000,000	1,125,000,000
Letters of credit																										1,400,000,000	2,138,000,000				1,400,000,000																						487,000,000		30,100,000	30,000,000
Interest expense																				5,600,000	9,100,000																																																			32,100,000	32,900,000	12,500,000	1,800,000	1,900,000		1,700,000		1,700,000		2,800,000		2,500,000		64,300,000
Proceeds from additional debt borrowings																																																																								263,000,000
Borrowings contributed by affiliate																																																																								4,000,000,000
Borrowings contributed by affiliate, fair value																																																																								4,000,000,000
Amount of unsecured notes issued						5,000,000,000																		500,000,000																																																					500,000,000		500,000,000		500,000,000		1,000,000,000		1,000,000,000		1,020,000,000
Long-term debt	3,514,500,000		4,043,700,000	1,843,100,000																																																																						500,000,000	500,000,000
Variable rate basis, term																																																																										3 months
Variable rate basis, term																																																																										LIBOR
Accrued interest																																																																										1,700,000	400,000
Annual interest rate on loan															6.199%	6.249%	4.99%	4.517%	6.39%						2.54%
Loss on debt extinguishment			0	0	(108,300,000)																																																																									(12,000,000)		13,300,000		49,800,000		33,200,000
Notional amount of derivatives																																																																																								439,200,000		2,100,000,000	1,400,000,000		246,200,000	1,900,000,000	1,000,000,000	193,000,000	265,700,000	384,600,000
Derivatives, fair value																																																																																								6,700,000		15,600,000	7,900,000
Net realized gains (losses) on derivatives	(1,512,400,000)	(1,141,200,000)	(1,423,000,000)	(1,578,500,000)	(1,310,400,000)																																																																																			(2,600,000)	25,900,000	20,100,000	376,400,000	(144,400,000)
Maximum potential future net exposure on sale of credit default swaps																																																																	500,000,000				1,000,000,000	1,000,000,000
Revenues earned	23,600,000	62,700,000	61,700,000	397,400,000	(125,500,000)																																				1,600,000	[1]	39,700,000	[1]	35,500,000	367,900,000	(106,500,000)																		1,500,000	[1]	1,300,000	[1]	1,800,000	11,100,000	(36,600,000)																												20,000,000	20,600,000	18,900,000	20,000,000	19,100,000	17,900,000	0	1,500,000	1,000,000																		7,300,000	13,900,000	13,900,000
Expense reimbursements received from affiliate																																																																																																															3,900,000	8,200,000	14,000,000														30,100,000	22,000,000
Receivables due from affiliates			1,900,000	9,300,000																																																																	100,000	300,000																																															1,100,000	8,600,000	700,000	400,000
Administrative and corporate service expenses																																																																																																																															6,600,000	25,600,000	21,700,000
Funding agreement																																																																																																																												600,000,000
Proceeds from early termination fee																																																																																																																									8,600,000
Interest expense																																																																																																																										7,500,000	20,300,000
Percent of investment value transfered																																																																																																																																								80.00%		80.00%
Investment portfolio, at par	72,361,200,000		74,021,700,000	70,769,700,000																																																																																																																																			4,500,000,000	4,500,000,000	445,900,000	445,900,000
Percent of investments retained																																																																																																																																								20.00%		20.00%
Investment portfolio purchase price, percent of asset transferred																																																																																																																																				90.00%
Loan - Dutch State obligation			0	1,792,700,000																																																																																																																																3,300,000,000
Fees incurred																																																																																																																																				6,100,000	8,300,000	9,400,000
Proceeds from sale of securities	2,518,700,000	1,222,200,000	1,781,700,000	2,422,800,000	1,063,200,000																																																																																																																																						321,000,000	54,300,000
Gain recognized on disposal of securities							844,000,000
Asset management fees																																																																																																																							7,700,000
Capital contribution to affiliate														1,800,000,000
Amount of debt paid in full or cancelled																							150,000,000											1,500,000,000
Interest Payable																						$ 1,700,000

[1]	See "Derivatives" section below.
[2]	Refer to the Related Party Transactions note to these Consolidated Financial Statements for information.
[3]	This facility was amended on October 4, 2012 to extend the availability to issue LOCs until June 30, 2013.
[4]	Refer to the Related Party Transactions Note to these Condensed Consolidated Financial Statements for additional information.
[5]	Effective October 30, 2013, Security Life of Denver International Limited ("SLDI") completed a $1.125 billion letter of credit facility which replaced these facilities. The new facility provides $1.125 billion of capacity on a committed basis until October 29, 2020.